Norwood Financial Corp (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
Norwood Financial Corp (Parent Company Only) Financial Information
NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION
NOTE 16 - NORWOOD FINANCIAL CORP (PARENT COMPANY ONLY) FINANCIAL INFORMATION

BALANCE SHEETS
		December 31,
		2011	2010
		(In Thousands)
ASSETS
Cash on deposit in bank subsidiary		$1,230	$346
Securities available for sale		238	212
Investment in bank subsidiary		84,187	66,163
Other assets		3,434	1,812
		$89,089	$68,533
LIABILITIES AND STOCKHOLDERS' EQUITY
Liabilities		$1,028	$835
Stockholders' equity		88,061	67,698
		$89,089	$68,533
STATEMENTS OF INCOME
	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
Income:
Dividends from bank subsidiary	$16,496	$3,120	$3,005
Other interest income	9	17	19
Net realized gain (loss) on sales of securities	—	66	(134)
	16,505	3,203	2,890
Expenses	980	323	176
	15,525	2,880	2,714
Income tax benefit	(290)	(82)	(99)
	15,815	2,962	2,813
Equity in undistributed earnings of subsidiary	(8,459)	4,351	4,250
Net Income	$7,356	$7,313	$7,063

STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2011	2010	2009
	(In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$7,356	$7,313	$7,063
Adjustments to reconcile net income to net cash provided by operating activities:
Undistributed earnings of bank subsidiary	8,459	(4,351)	(4,250)
Net (gains) losses on sales of securities	-	(66)	134
Other, net	(506)	(144)	(300)
Net Cash Provided by Operating Activities	15,309	2,752	2,647

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of securities	—	166	22
Outlays for business acquisitions	(10,518)	—	—

Net Cash Provided by Investing Activities	(10,518)	166	22

CASH FLOWS FROM FINANCING ACTIVITIES
Stock options exercised	51	163	517
Tax benefit of stock options exercised	5	34	164
ESOP purchase of shares from treasury stock	153	156	166
Acquisition of treasury stock	(602)	(529)	(68)
Cash dividends paid	(3,514)	(3,093)	(2,967)
Net Cash Used in Financing Activities	(3,907)	(3,269)	(2,188)
Net Increase (Decrease) in Cash and Cash Equivalents	884	(351)	481

CASH AND CASH EQUIVALENTS - BEGINNING	346	697	216
CASH AND CASH EQUIVALENTS - ENDING	$1,230	$346	$697